CONDENSED CONSOLIDATED BALANCE SHEETS (unaudited) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents		$ 224,489
Total current assets		228,025
TOTAL ASSETS		4,151,829
Current Liabilities
Total current liabilities		3,230,548
TOTAL LIABILITIES		3,952,948
Stockholders’ Equity
Common Stock value		690
Additional paid-in capital
Accumulated deficit		(3,716,074)
Total Stockholders’ Deficit		(3,715,384)
TOTAL LIABILITIES, CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS’ DEFICIT		4,151,829
Successor [Member]
Current Assets
Cash and cash equivalents	$ 6,724,000
Accounts receivable	2,671,000
Notes and other receivables	102,000
Prepaid expenses and other current assets	1,232,000
Total current assets	10,729,000
Property and equipment, net	153,000
Intangible assets, net	20,753,000
Operating lease right-of-use asset, net	549,000
Software development costs, net
Goodwill	44,122,000
Other assets	78,000
TOTAL ASSETS	76,384,000
Current Liabilities
Accounts payable	596,000
Accrued liabilities	3,233,000
Deferred revenue	2,690,000
Acquisition liability
Warrant liability	963,000
Operating lease obligation, current	195,000
Total current liabilities	7,677,000
Operating lease obligation, noncurrent	376,000
Other liabilities
Deferred tax liability	2,778,000
TOTAL LIABILITIES	10,831,000
Stockholders’ Equity
Additional paid-in capital	71,536,000
Accumulated deficit	(5,985,000)
Accumulated other comprehensive income
Net parent investment
Total Stockholders’ Deficit	65,553,000
TOTAL LIABILITIES, CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS’ DEFICIT	76,384,000
Successor [Member] | Common Class A [Member]
Stockholders’ Equity
Common Stock value	1,000
Successor [Member] | Common Class C [Member]
Stockholders’ Equity
Common Stock value	$ 1,000
Predecessor [Member]
Current Assets
Cash and cash equivalents		6,308,000
Accounts receivable		1,338,000
Notes and other receivables		273,000
Prepaid expenses and other current assets		650,000
Total current assets		8,569,000
Property and equipment, net		202,000
Intangible assets, net		19,289,000
Operating lease right-of-use asset, net		681,000
Software development costs, net		487,000
Goodwill		(0)
Other assets		52,000
TOTAL ASSETS		29,280,000
Current Liabilities
Accounts payable		1,054,000
Accrued liabilities		1,736,000
Deferred revenue		2,162,000
Acquisition liability		197,000
Warrant liability
Operating lease obligation, current		266,000
Total current liabilities		5,415,000
Operating lease obligation, noncurrent		444,000
Other liabilities		30,000
Deferred tax liability
TOTAL LIABILITIES		5,889,000
Stockholders’ Equity
Additional paid-in capital
Accumulated deficit
Accumulated other comprehensive income		1,155,000
Net parent investment		22,236,000
Total Stockholders’ Deficit		23,391,000
TOTAL LIABILITIES, CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS’ DEFICIT		29,280,000
Predecessor [Member] | Common Class A [Member]
Stockholders’ Equity
Common Stock value
Predecessor [Member] | Common Class C [Member]
Stockholders’ Equity
Common Stock value